STOCKHOLDERS' EQUITY (Treasury Stock) (Details) (USD $)	3 Months Ended	12 Months Ended		24 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Stockholders Equity Note [Line Items]
Total number of shares purchased		795,031	117,898	1,971,929
Amount paid		$ 1,554,674	$ 4,516,744	$ 6,071,418
Stock repurchase program, shares of common stock approved for repurchase			10,000,000
Retirement of treasury stock, shares	1,710,098
Treasury stock, shares	261,831	261,831	1,176,898	261,831
Treasury Stock [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased		795,031	1,176,898
Amount paid		1,554,674	4,516,744
Retirement of treasury stock, shares		1,710,098
Treasury Stock [Member] | 1 May 2011 - 31 May 2011 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased			309,490
Average price paid per share			$ 4.5990
Total number of shares purchased as part of publicly Announced Plans or Programs			309,490
Amount paid			1,423,340
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs			8,576,660
Treasury Stock [Member] | 1 June 2011 - 30 June 2011 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased			470,783
Average price paid per share			$ 3.3070
Total number of shares purchased as part of publicly Announced Plans or Programs			780,273
Amount paid			1,556,886
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs			7,019,773
Treasury Stock [Member] | 1 July 2011 - 31 July 2011 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased			183,070
Average price paid per share			$ 4.0321
Total number of shares purchased as part of publicly Announced Plans or Programs			963,343
Amount paid			738,154
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs			6,281,619
Treasury Stock [Member] | 1 August 2011 - 31 August 2011 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased			117,280
Average price paid per share			$ 3.8038
Total number of shares purchased as part of publicly Announced Plans or Programs			1,080,623
Amount paid			446,107
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs			5,835,512
Treasury Stock [Member] | 1 September 2011 - 31 September 2011 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased			42,129
Average price paid per share			$ 3.6860
Total number of shares purchased as part of publicly Announced Plans or Programs			1,122,752
Amount paid			155,289
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs			5,680,223
Treasury Stock [Member] | 1 December 2011 - 31 December 2011 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased			54,146
Average price paid per share			$ 3.6877
Total number of shares purchased as part of publicly Announced Plans or Programs			1,176,898
Amount paid			196,967
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs			5,483,256
Treasury Stock [Member] | 1 May 2012 - 31 May 2012 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased		48,238
Average price paid per share		$ 2.6422
Total number of shares purchased as part of publicly Announced Plans or Programs		1,225,136
Amount paid		127,455
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs		5,355,801
Treasury Stock [Member] | 1 June 2012 - 30 June 2012 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased		197,965
Average price paid per share		$ 2.2429
Total number of shares purchased as part of publicly Announced Plans or Programs		1,423,101
Amount paid		444,041
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs		4,911,760
Treasury Stock [Member] | 1 August 2012 - 31 August 2012
Stockholders Equity Note [Line Items]
Total number of shares purchased		59,369
Average price paid per share		$ 1.7733
Total number of shares purchased as part of publicly Announced Plans or Programs		1,482,470
Amount paid		105,277
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs		4,806,483
Treasury Stock [Member] | 1 September 2012 - 30 September 2012
Stockholders Equity Note [Line Items]
Total number of shares purchased		227,628
Average price paid per share		$ 2.0377
Total number of shares purchased as part of publicly Announced Plans or Programs		1,710,098
Amount paid		463,838
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs		4,342,645
Treasury Stock [Member] | 1 December 2012 - 31 December 2012 [Member]
Stockholders Equity Note [Line Items]
Total number of shares purchased		261,831
Average price paid per share		$ 1.5814
Total number of shares purchased as part of publicly Announced Plans or Programs		1,971,929
Amount paid		414,063
Approximately Dollar value of shares that may yet be purchased under the Plans or Programs		$ 3,928,582